MONEY MARKET OBLIGATIONS TRUST

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                January 11, 2008

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549-4720

     RE:  Form N-14
          MONEY MARKET OBLIGATIONS TRUST
          Government Obligations Fund - Institutional Shares
("Portfolio")
          1933 Act File No. 33-31602

Dear Sir or Madam:

       Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, ("1933 Act"), is the Registration Statement on Form N-14 for Money Market Obligations Trust ("Trust"), with respect to the above-referenced Portfolio.

       The purpose of this Registration Statement is to register shares of beneficial interest of the above-named Portfolio under the 1933 Act. These shares are being registered pursuant to an Agreement and Plan of Reorganization pursuant to which Liquid Cash Trust, a portfolio of the Trust, will transfer substantially all of its assets to the Portfolio in exchange for Institutional Shares of the Portfolio.

       In connection with the review of this filing by staff of the Securities and Exchange Commission, the Trust acknowledges the staff's view that: the Trust is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

       We would appreciate receiving any comments you may have by January 25, 2008. If you have any questions on the enclosed material, please do not hesitate to contact me at (412) 288-8094.

                                                     Very truly yours,



                                                     /s/ Mark R. Thompson
                                                     Mark R. Thompson
                                                     Senior Paralegal

Enclosures